Contingencies, Commitments and Guarantees (Commitments and Guarantees - Narrative) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Contingencies, Commitments and Guarantees (Textuals) [Abstract]
Liabilities for indemnities, guarantees and commitments	$ 4	$ 3
Cumulative maximum indemnities and guarantees contractual limitation	1,200
Minimum
Contingencies, Commitments and Guarantees (Textuals) [Abstract]
Indemnities and guarantees contractual limitation range	1
Maximum
Contingencies, Commitments and Guarantees (Textuals) [Abstract]
Indemnities and guarantees contractual limitation range	800
Commitments to Fund Partnership Investments, Bank Credit Facilities, Bridge Loans and Private Corporate Bond Investments
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Fair Value Disclosure, Off-balance Sheet Risks, Face Amount, Liability	4,400	3,600
Mortgage Loan Commitments
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Fair Value Disclosure, Off-balance Sheet Risks, Face Amount, Liability	$ 4,200	$ 3,900